Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings per share
Earnings per share

13. Earnings per share

	2017	2016	2015
	EURm	EURm	EURm
Basic
(Loss)/profit for the year attributable to equity holders of the parent
Continuing operations	(1 473)	(751)	1 192
Discontinued operations	(21)	(15)	1 274
Total	(1 494)	(766)	2 466
Diluted
Effect of profit adjustments
Profit adjustment relating to Alcatel Lucent American Depositary Shares	–	(8)	–
Elimination of interest expense, net of tax, on convertible bonds, where dilutive	–	–	36
Total effect of profit adjustments	–	(8)	36
(Loss)/profit attributable to equity holders of the parent adjusted for the effect of dilution
Continuing operations	(1 473)	(759)	1 228
Discontinued operations	(21)	(15)	1 274
Total	(1 494)	(774)	2 502
	000s shares	000s shares	000s shares
Basic
Weighted average number of shares in issue	5 651 814	5 732 371	3 670 934
Diluted
Effect of dilutive shares
Effect of dilutive equity-based share incentive programs
Restricted shares and other	–	–	4 253
Performance shares	–	–	3 179
Stock options	–	–	1 971
Total effect of dilutive equity-based share incentive programs	–	–	9 403
Effect of other dilutive shares
Alcatel Lucent American Depositary Shares	–	8 746	–
Assumed conversion of convertible bonds	–	–	268 975
Total effect of other dilutive-shares	–	8 746	268 975
Total effect of dilutive shares	–	8 746	278 378
Adjusted weighted average number of shares	5 651 814	5 741 117	3 949 312

Earnings per share attributable to equity holders of the parent	EUR	EUR	EUR
Basic earnings per share
Continuing operations	(0.26)	(0.13)	0.32
Discontinued operations	0.00	0.00	0.35
(Loss)/profit for the year	(0.26)	(0.13)	0.67
Diluted earnings per share
Continuing operations	(0.26)	(0.13)	0.31
Discontinued operations	0.00	0.00	0.32
(Loss)/profit for the year	(0.26)	(0.13)	0.63

Basic earnings per share is calculated by dividing the profit/loss attributable to equity holders of the parent by the weighted average number of shares outstanding during the year, excluding treasury shares. Diluted earnings per share is calculated by adjusting the profit/loss attributable to equity holders of the parent to eliminate the interest expense of dilutive convertible bonds and other equity instruments; and by adjusting the weighted average number of shares outstanding with the dilutive effect of stock options, restricted shares and performance shares outstanding during the period as well as the assumed conversion of convertible bonds and other equity instruments.

5 million restricted shares are outstanding (5 million in 2016 and none in 2015) that could potentially have a dilutive impact in the future but are excluded from the calculation as they are determined to be anti-dilutive.

14 million performance shares are outstanding (10 million in 2016 and none in 2015) that could potentially have a dilutive impact in the future but are excluded from the calculation as they are determined to be anti-dilutive. In addition, 3 million performance shares (4 million in 2016 and 2015) have been excluded from the calculation of diluted shares as contingency conditions have not been met.

Stock options equivalent to fewer than 1 million shares (fewer than 1 million shares in 2016 and 2015) have been excluded from the calculation of diluted shares as they are determined to be anti-dilutive.

In 2015, the Group exercised its option to redeem the EUR 750 million convertible bonds at their original amount plus accrued interest. Virtually all bondholders elected to convert their convertible bonds into Nokia shares before redemption. 269 million potential shares have been included in the calculation of diluted shares to reflect the part-year effect of these convertible bonds.

In 2016, the Group acquired 107 775 949 Alcatel Lucent shares from JPMorgan Chase Bank N.A., as depositary, pursuant to the share purchase agreement announced on March 17, 2016. These shares represent Alcatel Lucent shares that remained in the Alcatel Lucent American Depositary Receipts program after the cancellation period and following the program’s termination on April 25, 2016. On May 10, 2016 the Group registered with the Finnish Trade Register 59 276 772 new Nokia shares issued to the Alcatel depositary in settlement of the transaction. 9 million potential shares have been included in the calculation of diluted shares from March 16, 2016 to reflect the part-year effect of these shares, and were included in the calculation as dilutive shares until the registration date.